091-15538fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 27 2013
DIVISION OF TRADING & MARKETS

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005397

Part I — **Initial Listing Report**

1.	Name of Self-Regulatory Organization Listing New Derivative Securities Product: Chicago Stock Exchange
2.	Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Trust
3.	Class of New Derivative Securities Product: Ownership of the Trust
4.	Name of Underlying Instrument: Global X MLP ETF
5.	If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: Narrow-Based
6.	Ticker Symbol(s) of New Derivative Securities Product: MLPA
7.	Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: Various
8.	Settlement Methodology of New Derivative Securities Product: See Prospectus
9.	Position Limits of New Derivative Securities Product (if applicable): See Prospectus

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
April 25, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 27 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

April 25, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 27 2013
DIVISION OF TRADING & MARKETS

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of Forms 19b-4(e) relating to the following ETF:

MLPA	Global X MLP

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 27 2013